CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net loss	$ (77,119)	¥ (536,889)	¥ (522,545)	¥ (239,124)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for allowance for doubtful accounts	19,803	137,865	16,532	24,490
Share-based compensation expenses	7,534	52,450	39,026	22,927
Depreciation and amortization expenses	5,065	35,262	34,701	31,474
Deferred tax expenses	(3,972)	(27,649)	(28,004)	(11,296)
Foreign currency exchange loss, net	339	2,361	4,957	20,452
Loss on disposal of equipment and leasehold improvement	109	762	4,284	138
Amortization of operating lease right-of-use assets	4,877	33,951
Amortization of debt discount	5,878	40,918	25,337
Amortization of discounts and issuance cost of the corporate bond	61	424
Change in fair value of derivative liabilities	(3,997)	(27,829)
Changes in operating assets and liabilities:
Accounts receivable	9,883	68,805	184,779	(267,554)
Notes receivable	(539)	(3,753)	6,000	(6,000)
Prepayments and other current assets	25,653	178,590	12,946	(102,361)
Accounts payable	(2,660)	(18,517)	(110,862)	158,588
Salary and welfare payable	1,284	8,941	4,756	18,570
Taxes payable	785	5,462	7,198	36,473
Deferred revenues	(3,562)	(24,798)	22,735	(7,666)
Advances from customers	(19,909)	(138,601)	37,884	7,465
Accrued expenses and other current liabilities	(6,861)	(47,762)	52,483	6,720
Other non-current liabilities	179	1,248
Operating lease liabilities	(4,422)	(30,787)
Net cash used in operating activities	(41,591)	(289,546)	(233,130)	(306,704)
Cash flows from investing activities:
Purchase of property, equipment and software	(3,367)	(23,437)	(52,275)	(22,951)
Proceeds from disposal of property, equipment and software	18	122	44	31
Maturity of time deposit				67,574
Acquisition of subsidiaries, net of cash acquired				(1,857)
Long term investment			(5,000)
Net cash provided by/(used in) investing activities	(3,349)	(23,315)	(57,231)	42,797
Cash flows from financing activities:
Proceeds of bank loans	8,618	60,000	5,000	266,019
Repayment of bank loan	(3,878)	(27,000)	(266,019)	(65,000)
Proceeds from issuance of ordinary shares	10,670	74,281	27	3,091
Payment for IPO costs				(3,362)
Capital injection from non-controlling interests				(9,800)
Proceeds from convertible note			234,039
Proceeds from long-term borrowing	17,237	120,000
Proceeds from issuance of corporate bond, net of discount and issuance cost	2,603	18,121
Net cash provided by/(used in) financing activities	35,250	245,402	(26,953)	190,948
Effect of exchange rate changes on Cash, cash equivalents and restricted cash	6	36	(678)	(39,485)
Net decrease in Cash, cash equivalents and restricted cash	(9,684)	(67,423)	(317,992)	(112,444)
Cash, cash equivalents and restricted cash at the beginning of the year	13,505	94,018	412,010	524,454
Cash, cash equivalents and restricted cash at the end of the year	3,821	26,595	94,018	412,010
Supplemental disclosures of cash flow information:
Cash paid for income taxes	471	3,280	114	1,820
Cash paid for interest	544	3,784	649	5,614
Supplemental schedule of non-cash investing activities:
Property and equipment purchases financed by accrued expenses and other current liabilities	377	2,624	4,371	6,033
Property and equipment purchases transferred from other non-current assets	774	5,388	35,524	3,460
Initial recognition of operating lease right-of-use assets and lease liabilities	22,153	154,226
Allocation of fair value of derivative liabilities for issuance of warrants attached to the loan from related party	4,171	29,036
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same amounts shown in the statement of cash flows:
Cash and cash equivalents	3,621	25,206	92,684	166,690
Restricted cash	200	1,389	1,334	245,320
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	$ 3,821	¥ 26,595	¥ 94,018	¥ 412,010